Retirement Benefit Plans - Summary of Amounts Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Return on plan assets (excluding amounts included in net interest expense)	£ 470	£ 3,352
Actuarial losses arising from experience adjustments	89	296
Actuarial gains arising from changes in financial assumptions	(399)	(3,974)
Pension remeasurement	£ 160	£ (326)